Stock-Based Compensation (Details Narrative) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 02, 2023	Aug. 01, 2020	Sep. 23, 2019	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares issued				200,000		200,000
Shares issued under ESOP		59,900	295,565		59,900		59,900
Stock based compensation expense				$ 12,746	$ 1,374	$ 1,626	$ 3,805
Unrecognized stock-based compensation cost				$ 0	$ 254	0	1,706
Capitalized internal-use software						$ 0	$ 0
Aeries Technology Inc. 2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares issued	9,031,027